Investments - Disclosure of Detailed Information about Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current investments, beginning	$ 46,243
Current investments, beginning	13,937
Fair Value Adjustment in Other Comprehensive Income (Loss)	11,709	$ (10,953)
Fair Value Adjustment in Net Income (Loss)	9,456	31
Current investments, ending	10,801	13,937
Non-current investments, ending	72,840	46,243
Non-Current [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	46,243	60,630
Additions	34,117	13,706
Disposals	(18,094)	(7,234)
Transfers in (out)	(8,541)	(8,976)
Fair Value Adjustment	19,115	(11,883)
Non-current investments, ending	72,840	46,243
Non-Current [member] | Common Shares Held [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	33,139	40,722
Additions	24,834	10,271
Disposals	(17,357)	(6,901)
Transfers in (out)	0	0
Fair Value Adjustment in Other Comprehensive Income (Loss)	11,709	(10,953)
Non-current investments, ending	52,325	33,139
Non-Current [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	10,998	16,595
Additions	9,279	2,405
Disposals	(710)	0
Transfers in (out)	(8,541)	(8,976)
Fair Value Adjustment in Net Income (Loss)	4,866	974
Non-current investments, ending	15,892	10,998
Non-Current [member] | Warrants and other [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	2,106	3,313
Additions	4	1,030
Disposals	(27)	(333)
Transfers in (out)	0	0
Fair Value Adjustment in Net Income (Loss)	2,540	(1,904)
Non-current investments, ending	4,623	2,106
Short-Term [member]
Disclosure of financial assets [line items]
Current investments, beginning	13,937	18,252
Additions	725	4,000
Disposals	(14,452)	(18,252)
Transfers in (out)	8,541	8,976
Fair Value Adjustment	2,050	961
Current investments, ending	10,801	13,937
Short-Term [member] | Common Shares Held [member]
Disclosure of financial assets [line items]
Current investments, beginning	0	3,252
Additions		0
Disposals		(3,252)
Transfers in (out)		0
Fair Value Adjustment in Net Income (Loss)		0
Current investments, ending		0
Short-Term [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Current investments, beginning	13,937	15,000
Additions	725	4,000
Disposals	(14,452)	(15,000)
Transfers in (out)	8,541	8,976
Fair Value Adjustment in Net Income (Loss)	2,050	961
Current investments, ending	10,801	13,937
Equity Securities and Warrants and Other and Debt Securities [member]
Disclosure of financial assets [line items]
Total investments at beginning of period	60,180	78,882
Additions	34,842	17,706
Disposals	(32,546)	(25,486)
Transfers in (out)	0	0
Fair Value Adjustment	21,165	(10,922)
Total investments at end of period	$ 83,641	$ 60,180